Oil and Gas Properties - Recoverable Amount Of Company CGUs (Details) - Company's CGUs	12 Months Ended
Dec. 31, 2022 cadPerBbl $ / MMBTU usdPerBbl $ / $ $ / MMBTU
Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.34
Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.31
Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.30
Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.30
Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.29
Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.29
Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.29
Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.29
Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.29
Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate (in dollars per share) | $ / $	1.29
WTI | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	80.33
WTI | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	78.50
WTI | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	76.95
WTI | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	77.61
WTI | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	79.16
WTI | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	80.74
WTI | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	82.36
WTI | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	84.00
WTI | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	85.69
WTI | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	87.40
WCS | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	76.54
WCS | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	77.75
WCS | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	77.55
WCS | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	80.07
WCS | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	81.89
WCS | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	84.02
WCS | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	85.73
WCS | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	87.44
WCS | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	89.20
WCS | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	91.11
LLS | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	82.83
LLS | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	80.68
LLS | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	78.81
LLS | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	79.49
LLS | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	81.07
LLS | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	82.68
LLS | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	84.33
LLS | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	86.00
LLS | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	87.71
LLS | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | usdPerBbl	89.46
Edmonton Par | Oil reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	103.76
Edmonton Par | Oil reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	97.74
Edmonton Par | Oil reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	95.27
Edmonton Par | Oil reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	95.58
Edmonton Par | Oil reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	97.07
Edmonton Par | Oil reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	99.01
Edmonton Par | Oil reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	100.99
Edmonton Par | Oil reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	103.01
Edmonton Par | Oil reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	105.07
Edmonton Par | Oil reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | cadPerBbl	106.69
Henry Hub | Natural gas reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.74
Henry Hub | Natural gas reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.50
Henry Hub | Natural gas reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.31
Henry Hub | Natural gas reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.40
Henry Hub | Natural gas reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.49
Henry Hub | Natural gas reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.58
Henry Hub | Natural gas reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.67
Henry Hub | Natural gas reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.76
Henry Hub | Natural gas reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.86
Henry Hub | Natural gas reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.95
AECO | Natural gas reserves | Year 1
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.23
AECO | Natural gas reserves | Year 2
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.40
AECO | Natural gas reserves | Year 3
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.21
AECO | Natural gas reserves | Year 4
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.27
AECO | Natural gas reserves | Year 5
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.34
AECO | Natural gas reserves | Year 6
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.43
AECO | Natural gas reserves | Year 7
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.51
AECO | Natural gas reserves | Year 8
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.60
AECO | Natural gas reserves | Year 9
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.69
AECO | Natural gas reserves | Year 10
Disclosure of detailed information about property, plant and equipment [line items]
Commodity sales price | $ / MMBTU	4.79